Related Party Transactions - Schedule of Due to Related Party (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Beginning of the years January 1	$ 25,929	$ 25,336	$ 68,786
Advances for operation and administration expenses			13,724
Payments made to a director			(25,009)
Reversal of a related party payable due to disposal of a subsidiary			(32,165)
Exchange difference	(1,087)	593
Years ended December 31	$ 24,842	$ 25,929	$ 25,336